Real Estate Owned	12 Months Ended
Dec. 31, 2011
SCHEDULE III REAL ESTATE OWNED

UDR, INC.

SCHEDULE III — REAL ESTATE OWNED

FOR THE YEAR ENDED DECEMBER 31, 2011

(In thousands)

		Initial Costs				Gross Amount at Which Carried at Close of Period
	Encum- brances	Land and Land Improve- ments	Buildings and Improve- ments	Total Initial Acquisition Costs	Cost of Improvements Capitalized Subsequent to Acquisition Costs	Land and Land Improve- ments	Buildings & Buildings Improve- ments	Total Carrying Value	Accumulated Depreciation	Date of Construction (a)	Date Acquired
WESTERN REGION
Harbor at Mesa Verde	$47,091	$20,477	$28,538	$49,015	$11,271	$20,774	$39,512	$60,286	$20,518	2003	Jun-03
Pine Brook Village	18,270	2,582	25,504	28,086	4,638	3,886	28,838	32,724	14,045	1979	Jun-03
Pacific Shores	19,145	7,345	22,624	29,969	7,777	7,596	30,150	37,746	15,105	2003	Jun-03
Huntington Vista	31,274	8,055	22,486	30,541	6,102	8,243	28,400	36,643	14,479	1970	Jun-03
Missions at Back Bay	11,326	229	14,129	14,358	1,871	10,739	5,490	16,229	2,972	1969	Dec-03
Coronado at Newport—North	48,448	62,516	46,082	108,598	19,536	66,591	61,543	128,134	29,146	2000	Oct-04
Huntington Villas	55,752	61,535	18,017	79,552	5,014	61,855	22,711	84,566	10,965	1972	Sep-04
Villa Venetia	—	70,825	24,179	95,004	5,424	70,984	29,444	100,428	13,401	1972	Oct-04
Vista Del Rey	12,659	10,670	7,080	17,750	1,670	10,783	8,637	19,420	4,112	1969	Sep-04
Foxborough	—	12,071	6,187	18,258	2,285	12,180	8,363	20,543	3,558	1969	Sep-04
Coronado South	92,188	58,785	50,067	108,852	12,351	59,058	62,145	121,203	28,473	2000	Mar-05
Pine Brook Village II	—	25,922	60,961	86,883	1,353	25,997	62,239	88,236	13,190	1975	May-08
1818 Platinum Triangle	—	16,663	51,905	68,568	225	16,665	52,128	68,793	4,225	2009	Aug-10
ORANGE COUNTY, CA	336,153	357,675	377,759	735,434	79,517	375,351	439,600	814,951	174,189
2000 Post Street	—	9,861	44,578	54,439	6,848	10,178	51,109	61,287	19,648	1987	Dec-98
Birch Creek	—	4,365	16,696	21,061	5,320	5,022	21,359	26,381	10,517	1968	Dec-98
Highlands Of Marin	—	5,996	24,868	30,864	25,554	7,011	49,407	56,418	17,294	1991	Dec-98
Marina Playa	—	6,224	23,916	30,140	7,660	6,764	31,036	37,800	14,791	1971	Dec-98
River Terrace	33,130	22,161	40,137	62,298	2,221	22,265	42,254	64,519	15,981	2005	Aug-05
CitySouth	—	14,031	30,537	44,568	30,689	15,672	59,585	75,257	13,826	1972	Nov-05
Bay Terrace	—	8,545	14,458	23,003	2,543	8,549	16,997	25,546	5,827	1962	Oct-05
Highlands of Marin Phase II	—	5,353	18,559	23,912	10,976	5,730	29,158	34,888	6,801	1968	Oct-07
Edgewater	45,106	30,657	83,872	114,529	1,760	30,668	85,621	116,289	18,845	2007	Mar-08
Almaden Lake Village	27,000	594	42,515	43,109	2,459	655	44,913	45,568	9,339	1999	Jul-08
388 Beale	—	14,253	74,104	88,357	438	14,253	74,542	88,795	3,076	1999	Apr-11
2000 Post III	—	1,756	7,753	9,509	2,983	3,290	9,202	12,492	3,773	2006	Dec-98
SAN FRANCISCO, CA	105,236	123,796	421,993	545,789	99,451	130,057	515,183	645,240	139,718
Rosebeach	—	8,414	17,449	25,863	1,889	8,462	19,290	27,752	8,526	1970	Sep-04
Ocean Villas	8,663	5,135	12,789	17,924	1,351	5,205	14,070	19,275	5,895	1965	Oct-04
Tierra Del Rey	—	39,586	36,679	76,265	1,811	39,592	38,484	78,076	9,369	1999	Dec-07
Marina Pointe	67,700	48,182	102,364	150,546	2,188	48,225	104,509	152,734	7,661	1993	Sep-10
Pine@Sixth	—	5,805	6,305	12,110	12,387	6,241	18,256	24,497	11,565	2008	Aug-06
Jefferson at Marina del Rey	89,850	55,651	—	55,651	87,946	61,132	82,465	143,597	14,308	2008	Sep-07
LOS ANGELES, CA	166,213	162,773	175,586	338,359	107,572	168,857	277,074	445,931	57,324
Arbor Terrace	—	1,453	11,995	13,448	2,820	1,769	14,499	16,268	7,346	1996	Mar-98
Aspen Creek	10,819	1,178	9,116	10,294	1,986	1,437	10,843	12,280	4,971	1996	Dec-98
Crowne Pointe	7,328	2,486	6,437	8,923	4,252	2,773	10,402	13,175	5,536	1987	Dec-98
Hilltop	6,774	2,174	7,408	9,582	3,164	2,641	10,105	12,746	5,052	1985	Dec-98
The Hawthorne	—	6,474	30,226	36,700	1,758	6,533	31,925	38,458	12,495	2003	Jul-05
The Kennedy	17,942	6,179	22,307	28,486	1,098	6,212	23,372	29,584	8,430	2005	Nov-05
Hearthstone at Merrill Creek	25,479	6,848	30,922	37,770	1,706	6,860	32,616	39,476	7,132	2000	May-08
Island Square	—	21,284	89,389	110,673	2,443	21,354	91,762	113,116	18,374	2007	Jul-08
Borgata	—	6,379	24,569	30,948	245	6,384	24,809	31,193	6,660	2001	May-07
elements too	—	27,468	72,036	99,504	10,498	30,077	79,925	110,002	13,388	2010	Feb-10
989elements	—	8,541	45,990	54,531	581	8,517	46,595	55,112	5,363	2006	Dec-09
SEATTLE, WA	68,342	90,464	350,395	440,859	30,551	94,557	376,853	471,410	94,747
Presidio at Rancho Del Oro	—	9,164	22,694	31,858	5,073	9,600	27,331	36,931	13,176	1987	Jun-04
Villas at Carlsbad	—	6,517	10,718	17,235	1,514	6,639	12,110	18,749	5,079	1966	Oct-04
SAN DIEGO, CA	—	15,681	33,412	49,093	6,587	16,239	39,441	55,680	18,255
Boronda Manor	—	1,946	8,982	10,928	8,396	3,112	16,212	19,324	6,662	1979	Dec-98
Garden Court	—	888	4,188	5,076	4,385	1,455	8,006	9,461	3,393	1973	Dec-98
Cambridge Court	—	3,039	12,883	15,922	13,073	5,160	23,835	28,995	10,269	1974	Dec-98
Laurel Tree	—	1,304	5,115	6,419	5,335	2,075	9,679	11,754	4,115	1977	Dec-98
The Pointe At Harden Ranch	—	6,388	23,854	30,242	23,263	9,731	43,774	53,505	18,246	1986	Dec-98
The Pointe At Northridge	—	2,044	8,028	10,072	9,098	3,204	15,966	19,170	6,985	1979	Dec-98
The Pointe At Westlake	—	1,329	5,334	6,663	5,159	2,109	9,713	11,822	3,984	1975	Dec-98
MONTEREY PENINSULA, CA	—	16,938	68,384	85,322	68,709	26,846	127,185	154,031	53,654
Verano at Rancho Cucamonga Town Square	54,308	13,557	3,645	17,202	52,382	22,918	46,666	69,584	21,842	2006	Oct-02
Windemere at Sycamore Highland	24,017	5,810	23,450	29,260	2,103	5,986	25,377	31,363	13,711	2001	Nov-02
INLAND EMPIRE, CA	78,325	19,367	27,095	46,462	54,485	28,904	72,043	100,947	35,553
Foothills Tennis Village	—	3,618	14,542	18,160	5,824	3,987	19,997	23,984	10,432	1988	Dec-98
Woodlake Village	—	6,772	26,967	33,739	11,335	7,832	37,242	45,074	20,299	1979	Dec-98
SACRAMENTO, CA	—	10,390	41,509	51,899	17,159	11,819	57,239	69,058	30,731
Tualatin Heights	8,976	3,273	9,134	12,407	5,655	3,707	14,355	18,062	7,736	1989	Dec-98
Andover Park	15,938	2,916	16,995	19,911	6,676	3,105	23,482	26,587	11,570	1989	Sep-04
Hunt Club	17,020	6,014	14,870	20,884	4,850	6,295	19,439	25,734	9,810	1985	Sep-04
PORTLAND, OR	41,934	12,203	40,999	53,202	17,181	13,107	57,276	70,383	29,116

TOTAL WESTERN REGION	796,203	809,287	1,537,132	2,346,419	481,212	865,737	1,961,894	2,827,631	633,287

		Initial Costs		Total Initial Acquisition Costs		Gross Amount at Which Carried at Close of Period
	Encum- brances	Land and Land Improve- ments	Buildings and Improve- ments		Cost of Improvements Capitalized Subsequent to Acquisition Costs	Land and Land Improve- ments	Buildings & Buildings Improve- ments	Total Carrying Value	Accumulated Depreciation	Date of Construction (a)	Date Acquired
MID-ATLANTIC REGION
Dominion Middle Ridge	33,096	3,311	13,283	16,594	5,712	3,638	18,668	22,306	11,469	1990	Jun-96
Dominion Lake Ridge	22,610	2,366	8,387	10,753	5,211	2,775	13,189	15,964	8,230	1987	Feb-96
Presidential Greens	—	11,238	18,790	30,028	7,339	11,519	25,848	37,367	15,907	1938	May-02
The Whitmore	—	6,418	13,411	19,829	19,602	7,424	32,007	39,431	16,461	2008	Apr-02
Ridgewood	—	5,612	20,086	25,698	7,214	5,836	27,076	32,912	16,168	1988	Aug-02
The Calvert	—	263	11,189	11,452	20,825	8,275	24,002	32,277	9,209	1962	Nov-03
Commons at Town Square	—	136	7,724	7,860	1,013	6,874	1,999	8,873	1,115	1971	Dec-03
Waterside Towers	—	874	38,209	39,083	10,007	26,215	22,875	49,090	12,048	1971	Dec-03
Waterside Townhomes	—	129	3,724	3,853	658	2,725	1,786	4,511	852	1971	Dec-03
Wellington Place at Olde Town	28,681	13,753	36,059	49,812	16,314	14,541	51,585	66,126	22,649	2008	Sep-05
Andover House	—	14,357	51,577	65,934	2,449	14,360	54,023	68,383	15,087	2004	Mar-07
Sullivan Place	—	1,137	103,676	104,813	3,080	1,181	106,712	107,893	25,545	2007	Dec-07
Circle Towers	69,771	33,011	107,051	140,062	5,927	32,876	113,113	145,989	23,714	1972	Mar-08
Delancey at Shirlington	—	21,606	66,765	88,371	966	21,616	67,721	89,337	14,696	2006/07	Mar-08
View 14	—	5,710	97,941	103,651	1,166	5,721	99,096	104,817	2,793	2009	Jun-11
Signal Hill	42,074	13,290	—	13,290	68,930	25,327	56,893	82,220	6,353	2010	Nov-10
METROPOLITAN DC	196,232	133,211	597,872	731,083	176,413	190,903	716,593	907,496	202,296
Dominion Kings Place	16,121	1,565	7,007	8,572	3,810	1,800	10,582	12,382	6,751	1983	Dec-92
Dominion At Eden Brook	21,308	2,361	9,384	11,745	5,920	2,913	14,752	17,665	9,936	1984	Dec-92
Ellicott Grove	—	2,920	9,099	12,019	22,219	5,189	29,049	34,238	17,876	2008	Jul-94
Dominion Constant Freindship	10,683	903	4,669	5,572	3,315	1,146	7,741	8,887	4,883	1990	May-95
Lakeside Mill	15,242	2,666	10,109	12,775	3,707	2,849	13,633	16,482	9,166	1989	Dec-99
Tamar Meadow	17,602	4,145	17,150	21,295	4,381	4,502	21,174	25,676	12,142	1990	Nov-02
Calvert’s Walk	18,043	4,408	24,692	29,100	5,833	4,567	30,366	34,933	14,602	1988	Mar-04
Arborview Apartments	—	4,653	23,952	28,605	5,857	5,058	29,404	34,462	15,039	1992	Mar-04
Liriope Apartments	—	1,620	6,791	8,411	896	1,629	7,678	9,307	3,752	1997	Mar-04
20 Lambourne	32,795	11,750	45,590	57,340	3,471	11,837	48,974	60,811	11,613	2003	Mar-08
Domain Brewers Hill	—	4,669	40,630	45,299	247	4,669	40,877	45,546	3,208	2009	Aug-10
BALTIMORE, MD	131,794	41,660	199,073	240,733	59,656	46,159	254,230	300,389	108,968
Dominion Olde West (c)	—	1,965	12,204	14,169	5,216	2,606	16,779	19,385	12,514	1978/82/84/85/87	Dec-84 & Aug- 91
Dominion Creekwood (c)	—	—	—	—	4,975	274	4,701	4,975	3,014	1984	Aug-91
Dominion English Hills	—	1,979	11,524	13,503	8,224	2,873	18,854	21,727	11,134	1969/76	Dec-91
Gayton Pointe Townhomes	—	826	5,148	5,974	28,743	3,319	31,398	34,717	21,308	2007	Sep-95
Dominion West End (c)	25,582	2,059	15,049	17,108	12,222	4,502	24,828	29,330	15,049	1989	Dec-95
Waterside At Ironbridge	—	1,844	13,238	15,082	6,513	2,249	19,346	21,595	10,433	1987	Sep-97
Carriage Homes at Wyndham	—	474	30,997	31,471	7,001	3,764	34,708	38,472	17,587	1998	Nov-03
Legacy at Mayland	41,507	—	—	—	19,269	1,772	17,497	19,269	12,138	2007	Dec-91
RICHMOND, VA	67,089	9,147	88,160	97,307	92,163	21,359	168,111	189,470	103,177
Forest Lake At Oyster Point	—	780	8,862	9,642	8,212	1,346	16,508	17,854	10,810	1986	Aug-95
Woodscape	—	798	7,209	8,007	8,988	2,027	14,968	16,995	11,874	1974/76	Dec-87
Eastwind	—	155	5,317	5,472	5,762	601	10,633	11,234	7,864	1970	Apr-88
Dominion Waterside At Lynnhave	—	1,824	4,107	5,931	5,569	2,198	9,302	11,500	6,384	1966	Aug-96
Heather Lake	—	617	3,400	4,017	9,532	1,194	12,355	13,549	10,729	1972/74	Mar-80
Dominion Yorkshire Downs	—	1,089	8,582	9,671	5,391	1,489	13,573	15,062	7,673	1987	Dec-97
NORFOLK, VA	—	5,263	37,477	42,740	43,454	8,855	77,339	86,194	55,334
Garrison Square	—	5,591	91,027	96,618	2,689	5,591	93,716	99,307	6,887	1887/1990	Sep-10
Ridge at Blue Hills	24,761	6,039	34,869	40,908	359	6,042	35,225	41,267	2,657	2007	Sep-10
Inwood West	60,702	20,778	88,096	108,874	893	20,779	88,988	109,767	3,812	2006	Apr-11
14 North	—	10,961	51,175	62,136	1,088	10,961	52,263	63,224	2,335	2005	Apr-11
BOSTON, MA	85,463	43,369	265,167	308,536	5,029	43,373	270,192	313,565	15,691
10 Hanover Square	205,526	41,432	218,983	260,415	2,085	41,432	221,068	262,500	8,945	2005	Apr-11
21 Chelsea	35,568	36,399	107,154	143,553	409	36,399	107,563	143,962	2,109	2001	Aug-11
Rivergate	—	114,410	324,920	439,330	2,162	114,414	327,078	441,492	8,215	1985	Jul-11
95 Wall Street	—	57,637	266,255	323,892	137	57,641	266,388	324,029	5,738	2008	Aug-11
NEW YORK, NY	241,094	249,878	917,312	1,167,190	4,793	249,886	922,097	1,171,983	25,007
Greens At Falls Run (c)	—	2,731	5,300	8,031	4,665	3,116	9,580	12,696	5,911	1989	May-95
Manor At England Run (c)	—	3,194	13,505	16,699	20,133	5,142	31,690	36,832	19,134	1990	May-95
Greens At Schumaker Pond	—	710	6,118	6,828	5,037	960	10,905	11,865	7,115	1988	May-95
OTHER MID-ATLANTIC	—	6,635	24,923	31,558	29,835	9,218	52,175	61,393	32,160

TOTAL MID-ATLANTIC REGION	721,672	489,163	2,129,984	2,619,147	411,343	569,753	2,460,737	3,030,490	542,633

		Initial Costs				Gross Amount at Which Carried at Close of Period
	Encum- brances	Land and Land Improv- ements	Buildings and Improve- ments	Total Initial Acquisition Costs	Cost of Improvements Capitalized Subsequent to Acquisition Costs	Land and Land Improve- ments	Buildings & Buildings Improve- ments	Total Carrying Value	Accumulated Depreciation	Date of Construction (a)	Date Acquired

SOUTHEASTERN REGION
Summit West	—	2,176	4,710	6,886	7,379	3,097	11,168	14,265	8,712	1972	Dec-92
The Breyley	—	1,780	2,458	4,238	16,499	3,204	17,533	20,737	13,772	2007	Sep-93
Lakewood Place	20,561	1,395	10,647	12,042	7,666	2,120	17,588	19,708	11,578	1986	Mar-94
Hunters Ridge (c)	—	2,462	10,942	13,404	6,075	3,490	15,989	19,479	9,963	1992	Jun-95
Bay Meadow	—	2,893	9,254	12,147	8,816	3,994	16,969	20,963	11,178	2004	Dec-96
Cambridge Woods	—	1,791	7,166	8,957	7,281	2,492	13,746	16,238	8,771	1985	Jun-97
Sugar Mill Creek	—	2,242	7,553	9,795	5,616	2,648	12,763	15,411	7,243	1988	Dec-98
Inlet Bay	—	7,702	23,150	30,852	11,958	8,857	33,953	42,810	19,948	1988/89	Jun-03
MacAlpine Place	—	10,869	36,858	47,727	5,070	11,091	41,706	52,797	18,542	2001	Dec-04
The Vintage Lofts at West End	—	6,611	37,663	44,274	7,740	15,089	36,925	52,014	8,863	2009	Jul-09
Gallery at Bayport II	—	5,775	17,236	23,011	2,259	8,536	16,734	25,270	6,427	2008	Oct-06
Island Walk	—	7,231	19,897	27,128	10,038	4,935	32,231	37,166	17,716	1985/87	Jul-06
TAMPA, FL	20,561	52,927	187,534	240,461	96,397	69,553	267,305	336,858	142,713
Seabrook	—	1,846	4,155	6,001	7,161	2,611	10,551	13,162	7,618	2004	Feb-96
The Canopy Apartment Villas	—	2,895	6,456	9,351	21,736	5,288	25,799	31,087	19,013	2008	Mar-93
Altamira Place	15,640	1,533	11,076	12,609	18,659	3,190	28,078	31,268	20,860	2007	Apr-94
Regatta Shore	—	757	6,608	7,365	13,909	1,894	19,380	21,274	13,816	2007	Jun-94
Alafaya Woods	20,049	1,653	9,042	10,695	7,612	2,394	15,913	18,307	10,523	2006	Oct-94
Los Altos	24,352	2,804	12,349	15,153	7,768	3,770	19,151	22,921	11,655	2004	Oct-96
Lotus Landing	—	2,185	8,639	10,824	7,802	2,717	15,909	18,626	8,892	2006	Jul-97
Seville On The Green	—	1,282	6,498	7,780	6,049	1,668	12,161	13,829	7,084	2004	Oct-97
Ashton @ Waterford	25,958	3,872	17,538	21,410	1,823	4,041	19,192	23,233	10,786	2000	May-98
Arbors at Lee Vista DCO	—	6,692	12,860	19,552	10,812	6,972	23,392	30,364	14,357	2007	Aug-06
The Place on Millenia Blvd	—	12,172	37,143	49,315	1,545	12,201	38,659	50,860	10,965	2007	Jan-08
ORLANDO, FL	85,999	37,691	132,364	170,055	104,876	46,746	228,185	274,931	135,569
Legacy Hill	—	1,148	5,867	7,015	7,841	1,692	13,164	14,856	9,357	1977	Nov-95
Hickory Run	—	1,469	11,584	13,053	8,458	1,989	19,522	21,511	11,013	1989	Dec-95
Carrington Hills	—	2,117	—	2,117	32,205	4,278	30,044	34,322	16,264	1999	Dec-95
Brookridge	—	708	5,461	6,169	3,844	1,007	9,006	10,013	5,588	1986	Mar-96
Breckenridge	—	766	7,714	8,480	3,688	1,157	11,011	12,168	6,299	1986	Mar-97
Colonnade	—	1,460	16,015	17,475	3,703	1,810	19,368	21,178	9,157	1998	Jan-99
The Preserve at Brentwood	24,591	3,181	24,674	27,855	4,895	3,354	29,396	32,750	14,627	1998	Jun-04
Polo Park	—	4,583	16,293	20,876	15,090	5,491	30,475	35,966	14,135	2008	May-06
NASHVILLE, TN	24,591	15,432	87,608	103,040	79,724	20,778	161,986	182,764	86,440
Greentree (c)	—	1,634	11,227	12,861	12,531	2,761	22,631	25,392	14,972	2007	Jul-94
Westland (c)	—	1,835	14,865	16,700	10,964	3,298	24,366	27,664	16,067	1990	May-96
Antlers (c)	—	4,034	11,193	15,227	12,629	5,224	22,632	27,856	14,941	1985	May-96
St Johns Plantation (c)	—	4,288	33,102	37,390	5,302	4,542	38,150	42,692	16,538	2006	Jun-05
The Kensley (c)	—	3,179	30,711	33,890	1,719	3,193	32,416	35,609	9,143	2004	Jul-07
JACKSONVILLE, FL	—	14,970	101,098	116,068	43,145	19,018	140,195	159,213	71,661
The Reserve and Park at Riverbridge	40,133	15,968	56,401	72,369	5,130	16,282	61,217	77,499	26,261	1999/2001	Dec-04
The Groves (c)	—	790	4,767	5,557	5,248	1,624	9,181	10,805	6,534	1989	Dec-95
Mallards of Brandywine (c)	—	766	5,407	6,173	3,016	1,106	8,083	9,189	4,876	1985	Jul-97
PIERPOINT Port Orange (c)	—	3,373	7,096	10,469	5,678	3,808	12,339	16,147	11,060	2007	Dec-05
OTHER FLORIDA	40,133	20,897	73,671	94,568	19,072	22,820	90,820	113,640	48,731

TOTAL SOUTHEASTERN REGION	171,284	141,917	582,275	724,192	343,214	178,915	888,491	1,067,406	485,114

SOUTHWESTERN REGION
THIRTY377	31,816	24,036	32,951	56,987	6,117	24,229	38,875	63,104	13,838	2007	Aug-06
Legacy Village	59,300	16,882	100,102	116,984	4,071	17,029	104,026	121,055	24,322	2005/06/07	Mar-08
Garden Oaks	—	2,132	5,367	7,499	1,093	6,878	1,714	8,592	1,052	1979	Mar-07
Glenwood	—	7,903	554	8,457	1,095	8,112	1,440	9,552	714	1970	May-07
Talisker of Addison	7,157	10,440	634	11,074	1,506	10,830	1,750	12,580	894	1975	May-07
Springhaven	—	6,688	3,354	10,042	745	8,256	2,531	10,787	1,571	1977	Apr-07
Clipper Pointe	—	13,221	2,507	15,728	1,664	14,860	2,532	17,392	1,547	1978	May-07
Highlands of Preston	—	2,151	8,168	10,319	29,559	5,886	33,992	39,878	16,633	2008	Mar-98
The Belmont (c)	—	11,720	—	11,720	54,825	21,016	45,529	66,545	8,799	2010	Apr-10
Savoye	—	7,374	3,367	10,741	55,553	14,660	51,634	66,294	6,980	2010	Aug-10
DALLAS, TX	98,273	102,547	157,004	259,551	156,228	131,756	284,023	415,779	76,350
Finisterra (c)	—	1,274	26,392	27,666	4,351	1,735	30,282	32,017	13,999	1997	Mar-98
Sierra Foothills (c)	20,978	2,728	—	2,728	21,204	5,102	18,830	23,932	12,968	1998	Feb-98
Sierra Canyon (c)	10,717	1,810	12,964	14,774	2,197	2,071	14,900	16,971	9,381	2001	Dec-01
Waterford at Peoria (c)	—	2,225	21,593	23,818	1,635	2,980	22,473	25,453	4,623	2008	Aug-08
Lumiere (c)	—	5,092	11,998	17,090	6,971	4,726	19,335	24,061	12,775	1996	May-06
Residences at Stadium Village (c)	—	7,930	—	7,930	41,418	15,170	34,178	49,348	6,490	2009	May-09
PHOENIX, AZ	31,695	21,059	72,947	94,006	77,776	31,784	139,998	171,782	60,236
Barton Creek Landing	—	3,151	14,269	17,420	20,208	4,414	33,214	37,628	12,086	1986	Mar-02
Residences at the Domain	25,079	4,034	55,256	59,290	1,226	4,086	56,430	60,516	11,488	2007	Aug-08
AUSTIN, TX	25,079	7,185	69,525	76,710	21,434	8,500	89,644	98,144	23,574

TOTAL SOUTHWESTERN REGION	155,047	130,791	299,476	430,267	255,438	172,040	513,665	685,705	160,160

	Encum- brances	Initial Costs		Total Initial Acquisition Costs	Cost of Improvements Capitalized Subsequent to Acquisition Costs	Gross Amount at Which Carried at Close of Period		Total Carrying Value	Accumulated Depreciation	Date of Construction (a)	Date Acquired
		Land and Land Improve- ments	Buildings and Improve- ments			Land and Land Improve- ments	Buildings & Buildings Improve- ments

REAL ESTATE UNDER DEVELOPMENT
Los Alisos (formerly Mission Viejo)	—	17,298	—	17,298	9,496	16,385	10,409	26,794	—
Mission Bay	—	23,625	—	23,625	14,054	23,653	14,026	37,679	—
Belmont Townhomes (c)	—	288	—	288	1,659	854	1,093	1,947	—
2400 14th Street	—	31,747	—	31,747	33,152	31,393	33,506	64,899	—
Village at Bella Terra	—	25,000	—	25,000	7,202	25,000	7,202	32,202	—
Savoye2 (Phase II of Vitruvian Park)	25,076	6,510	3,774	10,284	56,423	11,108	55,599	66,707	570
Phase III of Vitruvian Park	—	7,659	3,601	11,260	7,258	7,659	10,859	18,518	—

TOTAL REAL ESTATE UNDER DEVELOPMENT	25,076	112,127	7,375	119,502	129,244	116,052	132,694	248,746	570

LAND
Waterside	—	11,862	93	11,955	129	11,862	222	12,084	201
Presidio	—	1,524	—	1,524	921	1,300	1,145	2,445	—
Parkers Landing II TRS	—	1,710	—	1,710	762	1,511	961	2,472	(1,852)
3033 Wilshire	—	11,055	—	11,055	4,990	11,049	4,996	16,045	—
DCO Beach Walk LLC	—	12,878	—	12,878	194	12,878	194	13,072	—
7 Harcourt	—	884	—	884	3,767	884	3,767	4,651	7
Vitruvian	—	8,005	16,006	24,011	46,326	38,380	31,957	70,337	—
Spring Valley Road	—	2,875	—	2,875	1,843	2,875	1,843	4,718	1

TOTAL LAND	—	50,793	16,099	66,892	58,932	80,739	45,085	125,824	(1,643)

TOTAL REAL ESTATE UNDER DEVELOPMENT	25,076	162,920	23,474	186,394	188,176	196,791	177,779	374,570	(1,073)

COMMERCIAL HELD FOR DEVELPMENT
Hanover Village	—	1,624	—	1,624	—	1,104	520	1,624	533
The Calvert—commercial side	—	34	1,598	1,632	1,174	1,172	1,634	2,806	771
Circle Towers Office Bldg	—	1,407	4,498	5,905	1,275	1,380	5,800	7,180	1,023
Brookhaven Shopping Center	—	4,138	7,093	11,231	11,393	7,733	14,891	22,624	2,523
Bellevue Plaza retail	22,271	24,377	7,517	31,894	96	29,920	2,070	31,990	230
Grandview DCO	—	7,266	9,702	16,968	2,105	10,750	8,323	19,073	6,523

TOTAL COMMERCIAL	22,271	38,846	30,408	69,254	16,043	52,059	33,238	85,297	11,603

Other(b)	—	—	—	—	3,372	5	3,367	3,372	3

TOTAL CORPORATE	—	—	—	—	3,372	5	3,367	3,372	3

TOTAL COMMERCIAL & CORPORATE	22,271	38,846	30,408	69,254	19,415	52,064	36,605	88,669	11,606

Total Real Estate Owned	$1,891,553	$1,772,924	$4,602,749	$6,375,673	$1,698,798	$2,035,300	$6,039,171	$8,074,471	$1,831,727

(a)	Date of construction or date of last major renovation.
(b)	Includes unallocated accruals and capital expenditures.
The aggregate cost for federal income tax purposes was approximately $7.3 billion at December 31, 2011.
The depreciable life for all buildings is 35 years.
(c)	Classified as held for sale at December 31, 2011.

3-YEAR ROLLFORWARD OF REAL ESTATE OWNED AND ACCUMULATED DEPRECIATION

The following is a reconciliation of the carrying amount of total real estate owned at December 31, (in thousands):

	2011	2010	2009
Balance at beginning of the year	$6,881,347	$6,315,047	$5,831,753
Real estate acquired	1,590,514	425,825	28,220
Capital expenditures and development	189,711	167,986	273,552
Real estate sold	(587,101)	(20,328)	—
Retirement of fully depreciated assets	—	(7,183)	(4,407)
Real estate acquired through JV consolidation	—	—	185,929

Balance at end of the year	$8,074,471	$6,881,347	$6,315,047

The following is a reconciliation of total accumulated depreciation for real estate owned at December 31:

	2011	2010	2009
Balance at beginning of the year	$1,638,326	$1,351,293	$1,078,689
Depreciation expense for the year	341,925	297,889	277,011
Accumulated depreciation on sales	(148,524)	(3,673)	—
Accumulated depreciation on retirements	—	(7,183)	(4,407)

Balance at end of year	$1,831,727	$1,638,326	$1,351,293

United Dominion Realty L.P
SCHEDULE III REAL ESTATE OWNED

		Initial Costs				Gross Amount at Which Carried at Close of Period
	Encumb- rances	Land and Land Improve- ments	Buildings and Improve- ments	Total Initial Acquisition Costs	Cost of Improvements Capitalized Subsequent to Acquisition Costs	Land and Land Improve- ments	Buildings Buildings Improve- ments	Total Carrying Value	Accumulated Depreciation	Date of Construction (a)	Date Acquired
WESTERN REGION
Harbor at Mesa Verde	$47,091	$20,477	$28,538	$49,015	$11,271	$20,774	$39,512	$60,286	$20,518	2003	Jun-03
Pine Brook Village	18,270	2,582	25,504	28,086	4,638	3,886	28,838	32,724	14,045	1979	Jun-03
Pacific Shores	19,145	7,345	22,624	29,969	7,777	7,596	30,150	37,746	15,105	2003	Jun-03
Huntington Vista	31,274	8,055	22,486	30,541	6,102	8,243	28,400	36,643	14,479	1970	Jun-03
Missions at Back Bay	11,326	229	14,129	14,358	1,871	10,739	5,490	16,229	2,972	1969	Dec-03
Coronado at Newport—North	48,448	62,516	46,082	108,598	19,536	66,591	61,543	128,134	29,146	2000	Oct-04
Huntington Villas	55,752	61,535	18,017	79,552	5,014	61,855	22,711	84,566	10,965	1972	Sep-04
Villa Venetia	—	70,825	24,179	95,004	5,424	70,984	29,444	100,428	13,401	1972	Oct-04
Vista Del Rey	12,659	10,670	7,080	17,750	1,670	10,783	8,637	19,420	4,112	1969	Sep-04
Coronado South	92,188	58,785	50,067	108,852	12,351	59,058	62,145	121,203	28,473	2000	Mar-05
Pine Brook Village II	—	25,922	60,961	86,883	1,353	25,997	62,239	88,236	13,190	1975	May-08
ORANGE COUNTY, CA	336,153	328,941	319,667	648,608	77,007	346,506	379,109	725,615	166,406
2000 Post Street	—	9,861	44,578	54,439	6,848	10,178	51,109	61,287	19,648	1987	Dec-98
Birch Creek	—	4,365	16,696	21,061	5,320	5,022	21,359	26,381	10,517	1968	Dec-98
Highlands Of Marin	—	5,996	24,868	30,864	25,554	7,011	49,407	56,418	17,294	1991	Dec-98
Marina Playa	—	6,224	23,916	30,140	7,660	6,764	31,036	37,800	14,791	1971	Dec-98
River Terrace	33,130	22,161	40,137	62,298	2,221	22,265	42,254	64,519	15,981	2005	Aug-05
CitySouth	—	14,031	30,537	44,568	30,689	15,672	59,585	75,257	13,826	1972	Nov-05
Bay Terrace	—	8,545	14,458	23,003	2,543	8,549	16,997	25,546	5,827	1962	Oct-05
Highlands of Marin Phase II	—	5,353	18,559	23,912	10,976	5,730	29,158	34,888	6,801	1968	Oct-07
Edgewater	45,106	30,657	83,872	114,529	1,760	30,668	85,621	116,289	18,845	2007	Mar-08
Almaden Lake Village	27,000	594	42,515	43,109	2,459	655	44,913	45,568	9,339	1999	Jul-08
SAN FRANCISCO, CA	105,236	107,787	340,136	447,923	96,030	112,514	431,439	543,953	132,869
Rosebeach	—	8,414	17,449	25,863	1,889	8,462	19,290	27,752	8,526	1970	Sep-04
Ocean Villas	8,663	5,135	12,789	17,924	1,351	5,205	14,070	19,275	5,895	1965	Oct-04
Tierra Del Rey	—	39,586	36,679	76,265	1,811	39,592	38,484	78,076	9,369	1999	Dec-07
LOS ANGELES, CA	8,663	53,135	66,917	120,052	5,051	53,259	71,844	125,103	23,790
Crowne Pointe	7,328	2,486	6,437	8,923	4,252	2,773	10,402	13,175	5,536	1987	Dec-98
Hilltop	6,774	2,174	7,408	9,582	3,164	2,641	10,105	12,746	5,052	1985	Dec-98
The Kennedy	17,942	6,179	22,307	28,486	1,098	6,212	23,372	29,584	8,430	2005	Nov-05
Hearthstone at Merrill Creek	—	6,848	30,922	37,770	1,706	6,860	32,616	39,476	7,132	2000	May-08
Island Square	—	21,284	89,389	110,673	2,443	21,354	91,762	113,116	18,374	2007	Jul-08
SEATTLE, WA	32,044	38,971	156,463	195,434	12,663	39,840	168,257	208,097	44,524
Presidio at Rancho Del Oro	—	9,164	22,694	31,858	5,073	9,600	27,331	36,931	13,176	1987	Jun-04
Villas at Carlsbad	—	6,517	10,718	17,235	1,514	6,639	12,110	18,749	5,079	1966	Oct-04
SAN DIEGO, CA	—	15,681	33,412	49,093	6,587	16,239	39,441	55,680	18,255
Boronda Manor	—	1,946	8,982	10,928	8,396	3,112	16,212	19,324	6,662	1979	Dec-98
Garden Court	—	888	4,188	5,076	4,385	1,455	8,006	9,461	3,393	1973	Dec-98
Cambridge Court	—	3,039	12,883	15,922	13,073	5,160	23,835	28,995	10,269	1974	Dec-98
Laurel Tree	—	1,304	5,115	6,419	5,335	2,075	9,679	11,754	4,115	1977	Dec-98
The Pointe At Harden Ranch	—	6,388	23,854	30,242	23,263	9,731	43,774	53,505	18,246	1986	Dec-98
The Pointe At Northridge	—	2,044	8,028	10,072	9,098	3,204	15,966	19,170	6,985	1979	Dec-98
The Pointe At Westlake	—	1,329	5,334	6,663	5,159	2,109	9,713	11,822	3,984	1975	Dec-98
MONTEREY PENINSULA, CA	—	16,938	68,384	85,322	68,709	26,846	127,185	154,031	53,654
Verano at Rancho Cucamonga Town Square	54,308	13,557	3,645	17,202	52,382	22,918	46,666	69,584	21,842	2006	Oct-02
INLAND EMPIRE, CA	54,308	13,557	3,645	17,202	52,382	22,918	46,666	69,584	21,842
Foothills Tennis Village	—	3,618	14,542	18,160	5,824	3,987	19,997	23,984	10,432	1988	Dec-98
Woodlake Village	—	6,772	26,967	33,739	11,335	7,832	37,242	45,074	20,299	1979	Dec-98
SACRAMENTO, CA	—	10,390	41,509	51,899	17,159	11,819	57,239	69,058	30,731
Tualatin Heights	8,976	3,273	9,134	12,407	5,655	3,707	14,355	18,062	7,736	1989	Dec-98
Andover Park	15,938	2,916	16,995	19,911	6,676	3,105	23,482	26,587	11,570	1989	Sep-04
Hunt Club	17,020	6,014	14,870	20,884	4,850	6,295	19,439	25,734	9,810	1985	Sep-04
PORTLAND, OR	41,934	12,203	40,999	53,202	17,181	13,107	57,276	70,383	29,116

TOTAL WESTERN REGION	578,338	597,603	1,071,132	1,668,735	352,769	643,048	1,378,456	2,021,504	521,187

MID-ATLANTIC REGION
The Whitmore	—	6,418	13,411	19,829	19,602	7,424	32,007	39,431	16,461	2008	Apr-02
Ridgewood	—	5,612	20,086	25,698	7,214	5,836	27,076	32,912	16,168	1988	Aug-02
The Calvert	—	263	11,189	11,452	20,825	8,275	24,002	32,277	9,209	1962	Nov-03
Wellington Place at Olde Town	28,681	13,753	36,059	49,812	16,314	14,541	51,585	66,126	22,649	2008	Sep-05
Andover House	—	14,357	51,577	65,934	2,449	14,360	54,023	68,383	15,087	2004	Mar-07
Sullivan Place	—	1,137	103,676	104,813	3,015	1,181	106,647	107,828	25,509	2007	Dec-07
Circle Towers	69,771	33,011	107,051	140,062	5,927	32,876	113,113	145,989	23,714	1972	Mar-08
Delancey at Shirlington	—	21,606	66,765	88,371	966	21,616	67,721	89,337	14,696	2006/07	Mar-08
METROPOLITAN DC	98,452	96,157	409,814	505,971	76,312	106,109	476,174	582,283	143,493
Lakeside Mill	15,242	2,666	10,109	12,775	3,707	2,849	13,633	16,482	9,166	1989	Dec-99
Tamar Meadow	17,602	4,145	17,150	21,295	4,381	4,502	21,174	25,676	12,142	1990	Nov-02
Calvert’s Walk	18,043	4,408	24,692	29,100	5,833	4,567	30,366	34,933	14,602	1988	Mar-04
Liriope Apartments	—	1,620	6,791	8,411	896	1,629	7,678	9,307	3,752	1997	Mar-04
20 Lambourne	32,795	11,750	45,590	57,340	3,471	11,837	48,974	60,811	11,613	2003	Mar-08
BALTIMORE, MD	83,682	24,589	104,332	128,921	18,288	25,384	121,825	147,209	51,275
Inwood West	60,702	20,778	88,096	108,874	893	20,779	88,988	109,767	3,812	2006	Apr-11
14 North	—	10,961	51,175	62,136	1,088	10,961	52,263	63,224	2,335	2005	Apr-11
BOSTON, MA	60,702	31,739	139,271	171,010	1,981	31,740	141,251	172,991	6,147
10 Hanover Square	205,526	41,432	218,983	260,415	2,085	41,432	221,068	262,500	8,945	2005	Apr-11
95 Wall Street	—	57,637	266,255	323,892	137	57,641	266,388	324,029	5,738	2008	Aug-11
NEW YORK, NY	205,526	99,069	485,238	584,307	2,222	99,073	487,456	586,529	14,683

TOTAL MID-ATLANTIC REGION	448,362	251,554	1,138,655	1,390,209	98,803	262,306	1,226,706	1,489,012	215,598

		Initial Costs			Cost of Improvements Capitalized Subsequent to Acquisition Costs	Gross Amount at Which Carried at Close of Period
	Encum- brances	Land and Land Improve- ments	Buildings and Improve- ments	Total Initial Acquisition Costs		Land and Land Improve- ments	Buildings Buildings Improve- ments	Total Carrying Value	Accumulated Depreciation	Date of Construction (a)	Date Acquired
SOUTHEASTERN REGION
Sugar Mill Creek	—	2,242	7,553	9,795	5,616	2,648	12,763	15,411	7,243	1988	Dec-98
Inlet Bay	—	7,702	23,150	30,852	11,958	8,857	33,953	42,810	19,948	1988/89	Jun-03
MacAlpine Place	—	10,869	36,858	47,727	5,070	11,091	41,706	52,797	18,542	2001	Dec-04
TAMPA, FL	—	20,813	67,561	88,374	22,644	22,596	88,422	111,018	45,733
Legacy Hill	—	1,148	5,867	7,015	7,841	1,692	13,164	14,856	9,357	1977	Nov-95
Hickory Run	—	1,469	11,584	13,053	8,458	1,989	19,522	21,511	11,013	1989	Dec-95
Carrington Hills	—	2,117	—	2,117	32,205	4,278	30,044	34,322	16,264	1999	Dec-95
Brookridge	—	708	5,461	6,169	3,844	1,007	9,006	10,013	5,588	1986	Mar-96
Breckenridge	—	766	7,714	8,480	3,688	1,157	11,011	12,168	6,299	1986	Mar-97
Polo Park	—	4,583	16,293	20,876	15,090	5,491	30,475	35,966	14,135	2008	May-06
NASHVILLE, TN	—	10,791	46,919	57,710	71,126	15,614	113,222	128,836	62,656
St Johns Plantation (c)	—	4,288	33,102	37,390	5,302	4,542	38,150	42,692	16,538	2006	Jun-05
JACKSONVILLE, FL	—	4,288	33,102	37,390	5,302	4,542	38,150	42,692	16,538
The Reserve and Park at Riverbridge	40,133	15,968	56,401	72,369	5,130	16,282	61,217	77,499	26,261	1999/2001	Dec-04
OTHER FLORIDA	40,133	15,968	56,401	72,369	5,130	16,282	61,217	77,499	26,261

TOTAL SOUTHEASTERN REGION	40,133	51,860	203,983	255,843	104,202	59,034	301,011	360,045	151,188

SOUTHWESTERN REGION
THIRTY377	31,816	24,036	32,951	56,987	6,117	24,229	38,875	63,104	13,838	2007	Aug-06
Legacy Village	59,300	16,882	100,102	116,984	4,071	17,029	104,026	121,055	24,322	2005/06/07	Mar-08
DALLAS, TX	91,116	40,918	133,053	173,971	10,188	41,258	142,901	184,159	38,160
Finisterra (c)	—	1,274	26,392	27,666	4,351	1,735	30,282	32,017	13,999	1997	Mar-98
Sierra Foothills (c)	20,978	2,728	—	2,728	21,204	5,102	18,830	23,932	12,968	1998	Feb-98
Sierra Canyon (c)	10,717	1,810	12,964	14,774	2,197	2,071	14,900	16,971	9,381	2001	Dec-01
PHOENIX, AZ	31,695	5,812	39,356	45,168	27,752	8,908	64,012	72,920	36,348
Barton Creek Landing	—	3,151	14,269	17,420	20,208	4,414	33,214	37,628	12,086	1986	Mar-02
AUSTIN, TX	—	3,151	14,269	17,420	20,208	4,414	33,214	37,628	12,086

TOTAL SOUTHEASTERN REGION	122,811	49,881	186,678	236,559	58,148	54,580	240,127	294,707	86,594
REAL ESTATE UNDER DEVELOPMENT
UDR Pacific Los Alisos, LP	—	17,298	—	17,298	9,496	16,385	10,409	26,794	—

TOTAL ESTATE UNDER DEVELOPMENT	—	17,298	—	17,298	9,496	16,385	10,409	26,794	—
LAND
Presidio	—	1,524	—	1,524	921	1,300	1,145	2,445	—

TOTAL LAND	—	1,524	—	1,524	921	1,300	1,145	2,445	—

TOTAL REAL ESTATE UNDER DEVELOPMENT	—	18,822	—	18,822	10,417	17,685	11,554	29,239	—

TOTAL COMMERCIAL	—	1,441	6,096	7,537	2,449	2,552	7,434	9,986	1,791
Other (b)	—	—	—	—	804	6	799	805	—

TOTAL CORPORATE	—	—	—	—	804	6	799	805	—

TOTAL COMMERCIAL & CORPORATE	—	1,441	6,096	7,537	3,253	2,558	8,233	10,791	1,791

Total Real Estate Owned	$1,189,644	$971,161	$2,606,544	$3,577,705	$627,592	$1,039,211	$3,166,087	$4,205,298	$976,358

(a)	Date of construction or date of last major renovation.
(b)	Includes unallocated accruals and capital expenditures.
The aggregate cost for federal income tax purposes was approximately $2.3 billion at December 31, 2011.
(c)	The depreciable life for all buildings is 35 years.
Classified as held for sale at December 31, 2011

3-YEAR ROLLFORWARD OF REAL ESTATE OWNED AND ACCUMULATED DEPRECIATION

The following is a reconciliation of the carrying amount of total real estate owned at December 31, (in thousands):

	2011	2010	2009
Balance at beginning of the year	$3,706,184	$3,640,888	$3,569,239
Real estate acquired	758,707	—	—
Capital expenditures and development	63,191	65,296	71,649
Real estate sold	(322,784)	—	—

Balance at end of year	$4,205,298	$3,706,184	$3,640,888

The following is a reconciliation of total accumulated depreciation for real estate owned at December 31:

	2011	2010	2009
Balance at beginning of the year	$884,083	$717,892	$552,369
Depreciation expense for the year	181,085	166,191	165,757
Accumulated depreciation on asset retirements	—	—	(234)
Accumulated depreciation on sales	(88,810)	—	—

Balance at end of year	$976,358	$884,083	$717,892